SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Line Items]
Revenue from LiDAR	$ 6,311	$ 5,651	$ 6,026
Impairment of long lived assets held for use	542	1,997	362
Performance obligations transaction price	15,415
Performance obligations transaction price recorded as short-term deferred revenues	$ 107
Severance pay percentage of monthly salary contribution to the fund	8.33%
Severance pay expense	$ 3,537	3,723	3,586
Percentage of investment portfolio not to invest more in single security at time of purchase	5.00%
Contract with customers liability recognized	$ 6,865	3,096
Revenues from application engineering services	$ 17,957	$ 15,225	$ 0
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 11.5
Public warrants [Member]
Accounting Policies [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	11.5
Private warrants [Member]
Accounting Policies [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 11.5